Other (expenses) income	12 Months Ended
Dec. 31, 2020
Other (expenses) income
Other (expenses) income

(30) Other (expenses) income

	2020	2019	2018
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$866,027	1,203,836	1,041,677
Bargain purchase gain of domestic business acquisition (note 4)	90,889	—	—
Total other income	956,916	1,203,836	1,041,677
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(825,415)	(944,848)	(737,077)
Other	(494,028)	(263,722)	(201,940)
Total other expenses	(1,319,443)	(1,208,570)	(939,017)
Total other (expenses) income, net	$(362,527)	(4,734)	102,660